Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	$ 1,099,932	$ 990,744
Fair Value	1,181,317	969,077
Senior Secured First Lien Term Loan Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	1,031,565	990,744
Fair Value	1,108,552	$ 969,077
2025 Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	68,367
Fair Value	$ 72,765